Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net consisted of the following:

	As of December 31, 2021			As of December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount
Finite-lived intangible assets
Software	158,589	(55,052)	103,537	389,409	(120,766)	(26,418)	242,225
License of maintenance and overhauls	2,290	(2,290)	—	2,290	(2,290)	—	—

Total finite-lived intangible assets	160,879	(57,342)	103,537	391,699	(123,056)	(26,418)	242,225

Indefinite-lived intangible assets
Manufacturing license (i)	494,000	—	494,000	494,000	—	—	494,000
Surveying and mapping qualification (i i )	250,000	—	250,000	250,000	—	—	250,000
Others (iii)	31,187	—	31,187	56,747	—	—	56,747

Total indefinite-lived intangible assets	775,187	—	775,187	800,747	—	—	800,747

Total intangible assets	936,066	(57,342)	878,724	1,192,446	(123,056)	(26,418)	1,042,972

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Total future amortization expenses for finite-lived intangible assets were estimated as follows:

Within 1 year	117,926
Between 1 and 2 years	88,829
Between 2 and 3 years	22,783
Between 3 and 4 years	9,226
Between 4 and 5 years	2,283
Thereafter	1,178

Total	242,225